DISCONTINUED OPERATIONS (Details) - Disclosure of discontinued securities and other gains held for trading - Discontinued operations [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances	£ (426)	£ 990
Equity shares	(535)	9,556
Total net gains arising on assets designated at fair value through profit or loss	(961)	10,546
Net gains on financial instruments held for trading	95	70
Securities and other gains	£ (866)	£ 10,616